Loss per Common Share - Schedule of Loss per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share [Abstract]
Net loss	$ (4,774)	$ (3,794)
Weighted average number of common shares, basic and diluted	20,877,893	18,277,893
Loss per common share, basic and diluted	$ (0.23)	$ (0.21)